Acquisitions and divestments - Opening balance sheet (Detail) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Acquisitions and divestments [Line Items]
Identifiable intangible assets recognised as of acquisition date	€ 179
Deferred tax assets recognised as of acquisition date	20
Assets	29,406	€ 30,688
Deferred tax liabilities recognised as of acquisition date	43
Goodwill recognised as of acquisition date	307
Contingent consideration recognised as of acquisition date	96
Vesper Medical [Member]
Acquisitions and divestments [Line Items]
Identifiable intangible assets recognised as of acquisition date	84
Deferred tax assets recognised as of acquisition date	15
Cash and cash equivalents recognised as of acquisition date	7
Assets	106
Trade and other payables recognised as of acquisition date	(1)
Deferred tax liabilities recognised as of acquisition date	(20)
Liabilities	(21)
Identifiable assets acquired (liabilities assumed)	85
Goodwill recognised as of acquisition date	177
Consideration transferred, acquisition-date fair value	262
Cash transferred	227
Vesper Medical [Member] | At fair value [member]
Acquisitions and divestments [Line Items]
Contingent consideration recognised as of acquisition date	€ 34